Expense Example, No Redemption - A C I Shares - JPMorgan Small Cap Sustainable Leaders Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	635	893	1,183	2,006	167	542	953	1,974	91	304	546	1,238